Revenues Allocated to Countries Based on Location Customers (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2013 India USD ($)	Mar. 31, 2013 India INR	Mar. 31, 2012 India INR	Mar. 31, 2011 India INR	Mar. 31, 2013 UNITED STATES USD ($)	Mar. 31, 2013 UNITED STATES INR	Mar. 31, 2012 UNITED STATES INR	Mar. 31, 2011 UNITED STATES INR	Mar. 31, 2013 UNITED KINGDOM USD ($)	Mar. 31, 2013 UNITED KINGDOM INR	Mar. 31, 2012 UNITED KINGDOM INR	Mar. 31, 2011 UNITED KINGDOM INR	Mar. 31, 2013 SOUTH AFRICA USD ($)	Mar. 31, 2013 SOUTH AFRICA INR	Mar. 31, 2012 SOUTH AFRICA INR	Mar. 31, 2011 SOUTH AFRICA INR	Mar. 31, 2013 CANADA USD ($)	Mar. 31, 2013 CANADA INR	Mar. 31, 2012 CANADA INR	Mar. 31, 2011 CANADA INR	Mar. 31, 2013 Rest of World USD ($)	Mar. 31, 2013 Rest of World INR	Mar. 31, 2012 Rest of World INR	Mar. 31, 2011 Rest of World INR
Revenue, Major Customer [Line Items]
Revenues	$ 3,151	171,800	139,885	113,840	$ 759	41,387	34,744	30,813	$ 405	22,082	19,435	17,893	$ 358	19,500	15,100	13,167	$ 338	18,453	14,643	1,609	$ 113	6,137	5,567	5,849	$ 1,178	64,241	50,396	44,509